INTEREST IN JOINT VENTURES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement1 [Line Items]
Cost of investment in joint ventures	$ 9	$ 9
Tri-View Shipping Pte. Ltd. [member]
Statement1 [Line Items]
Principal activity	Dormant
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	51.00%	51.00%
Cost of investment in joint ventures	$ 9	$ 9
Leopard Tankers Pte. Ltd. [member]
Statement1 [Line Items]
Principal activity	Dormant
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	0.00%	50.00%